EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.23

Client Name:
Client Project Name:	EFMT 2024-NQM1
Start - End Dates:	7/9/2024 - 8/8/2024
Deal Loan Count:	24

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Ability to Repay/Qualified Mortgage	CRDATRQM5170	TILA - ATR/QM: Lender changed their status determination based upon Clayton's review	8
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Income/Employment	CRDINC2542	Missing work authorization/VISA required for non-permanent resident aliens or foreign nationals	1
Total				11

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